Capitalized Commission Assets	12 Months Ended
Feb. 29, 2024
Capitalized Commission Assets [Abstract]
CAPITALIZED COMMISSION ASSETS

6. CAPITALIZED COMMISSION ASSETS

	As of February 29/28
Figures in Rand thousands	2024	2023

Cost	702,540	537,367
Accumulated amortization	(328,019)	(250,313)
Carrying value	374,521	287,054

Reconciliation of the carrying value of capitalized sales commissions

	As of February 29/28
Figures in Rand thousands	2024	2023

At March 1	287,054	231,537
Additions	163,716	112,738
Amortization	(83,155)	(64,707)
Translation adjustments	6,906	7,486
At February	374,521	287,054

The Group capitalizes sales commission costs arising from activated subscription contracts.